SHAREHOLDERS' EQUITY (Details)	6 Months Ended
Dec. 31, 2020 Vote $ / shares shares
Preferred Stock, Shares Authorized	5,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Preferred Stock, Shares Issued	0
Preferred Stock, Shares Outstanding	0
Class A ordinary shares
Common Stock, Shares Authorized	500,000,000
Voting rights of common stock per share | Vote	1
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Common Stock, Shares, Issued	3,229,699
Common Stock, Shares, Outstanding	3,229,699
Class A ordinary shares | Over-allotment option
Maximum shares subject to forfeiture	77,270,301
Class B ordinary shares
Common Stock, Shares Authorized	50,000,000
Voting rights of common stock per share | Vote	1
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Common Stock, Shares, Issued	20,125,000
Common Stock, Shares, Outstanding	20,125,000
Ordinary shares issued and outstanding, percentage	20.00%
Class B ordinary shares | Over-allotment option
Maximum shares subject to forfeiture	77,270,301